Item G.1.b.i.  material amendments to organizational documents.

(1)

AMENDMENT TO THE

AGREEMENT AND DECLARATION OF TRUST

OF

ABERDEEN TOTAL DYNAMIC DIVIDEND FUND

This Amendment dated June 10, 2022 (the “Amendment”) to the AGREEMENT AND DECLARATION OF TRUST, dated as of the 27th day of October, 2006, of the Aberdeen Total Dynamic Dividend Fund (the “Trust”) is made by the Trustees hereunder.

WITNESSETH THAT:

WHEREAS, the Trustees desire to amend Section 1.1 of Article I of the Agreement and Declaration of Trust, dated October 27, 2006, in its entirety in order to reflect a change in the name of the Trust as follows, effective June 30, 2022:

Current Name                                                 New Name

Aberdeen Total Dynamic Dividend Fund      abrdn Total Dynamic Dividend Fund

NOW, THEREFORE BE IT, that Section 1.1 of Article I of the Agreement and Declaration of Trust shall be restated in its entirety as follows, effective June 30, 2022:

 1.1. Name. This Trust shall be known as the “abrdn Total Dynamic Dividend Fund” and the Trustees shall conduct the business of the Trust under that name or any other name or names as they may from time to time determine. Any name change shall become effective upon the execution by a Majority of the Trustees of an instrument setting forth the new name and the effectiveness of a certificate of amendment filed pursuant to Section 3810(b) of the Delaware Statutory Trust Act. Any such instrument shall not require the approval of the Shareholders, but shall have the status of an amendment to this Declaration.

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IN WITNESS WHEREOF, the undersigned Trustees have set their hand and seal, for themselves and their assigns, unto this Amendment to the Agreement and Declaration of Trust of Aberdeen Total Dynamic Dividend Fund, all as of the day and year first above written. This Amendment to the Agreement and Declaration of Trust may be executed in any number of counterparts, each of which shall be deemed an original, but all such counterparts together shall constitute one and the same instrument.

/s/ John Sievwright

John Sievwright

/s/ P. Gerald Malone

P. Gerald Malone

/s/ Nancy Yao Maasbach

Nancy Yao Maasbach

/s/ Stephen Bird

Stephen Bird

(2)

STATE OF DELAWARE CERTIFICATE OF AMENDMENT TO CERTIFICATE OF TRUST

Pursuant to Title 12, Section 3810(b) of the Delaware Statutory Trust Act, the undersigned Trust executed the following Certificate of Amendment:

1.                         Name of Statutory Trust:

Aberdeen Total Dynamic Dividend Fund

2.                       The Certificate of Amendment to the Certificate of Trust is hereby amended as follows:

Name of Statutory Trust:

abrdn Total Dynamic Dividend Fund

[set forth amendment(s)]

3.                       (Please complete with either upon filing or it may be a future effective date that is within 90 days of the file date) This Certificate of Amendments shall be effective

  June 30, 2022     .

IN WITNESS WHEREOF, the undersigned have executed this Certificate on the 10th

day of

June

, 2022

A.D.

By: /s/ John Sievwright

Trustee Name: John Sievwright

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